Intangible assets - Goodwill - Assumptions used in the calculation of impairment (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Period of projection of cash flows	10 years
Discount rate (as a percent)	12.39%
Perpetual growth (as a percent)	0.00%
Risk free rate (as a percent)	(9.08%)
Beta	0.909
Equity Risk Premium (as a percent)	9.23%
Goodwill impairment	$ 0	$ 0	$ 0
Cost of Equity, measurement input
Goodwill
Significant unobservable input, assets	0.1747
Cost of Debt, measurement input
Goodwill
Significant unobservable input, assets	0.1070
Capital Structure, Equity, measurement input
Goodwill
Significant unobservable input, assets	0.25
Capital Structure, Debt, measurement input
Goodwill
Significant unobservable input, assets	0.75